Current financial debt and derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current financial debt and derivative financial instruments [line items]
Interest bearning accounts of associates payable on demand	$ 1,778	$ 1,822
Bank and other financial debt	701	692
Commercial Papers	3,951	2,328
Current portion of non-current financial debt	3,190	359
Fair value of derivative financial instruments	58	107
Total current financial debt and derivative financial instruments	$ 9,678	$ 5,308
Weighted average interest rate, associates	0.50%	0.50%
Weighted average interest rate on Bank and other financial debt	9.60%	7.00%